Leases - Schedule of Undiscounted Future Minimum Lease (Details)	Sep. 30, 2025 USD ($)
Schedule of Undiscounted Future Minimum Lease [Abstract]
2026	$ 18,802
Total lease payments	18,802
Less: interest	137
Present value of lease liabilities	$ 18,665